Stock-based Compensation - Total Stock-Based Compensation Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	$ 22,680	$ 16,593	$ 16,516
Restricted Stock Awards (“RSAs”) and Restricted Stock Units (“RSUs”) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	15,746	14,395	14,417
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	46	770	1,747
Performance Shares and Performance Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	$ 6,888	$ 1,428	$ 352